FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jul. 31, 2021
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis and Classified by Fair Value Hierarchy
The following tables present the Company's financial assets measured at fair value on a recurring basis as of July 31, 2021 and 2020, classified by fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2021	Level 1	Level 2	Level 3
Money market funds	$37,320	$37,320	$—	$—

		Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2020	Level 1	Level 2	Level 3
Money market funds	$115	$115	$—	$—